Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000181158 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
C000181158 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[1]
C000181158 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[1]
C000181158 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
C000181158 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[1]
C000181158 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[1]
C000181158 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[1]
C000181158 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
C000181158 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
C000181157 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[2]
C000181157 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[2]
C000181157 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[2]
C000181157 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[2]
C000181157 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[2]
C000181157 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[2]
C000181157 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[2]
C000181157 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[2]
C000181157 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[2]
C000181155 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[3]
C000181155 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[3]
C000181155 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[3]
C000181155 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[3]
C000181155 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[3]
C000181155 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[3]
C000181155 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[3]
C000181155 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[3]
C000181155 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[3]
C000181168 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[4]
C000181168 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[4]
C000181168 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%	[4]
C000181168 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%	[4]
C000181168 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[4]
C000181168 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[4]
C000181168 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[4]
C000181168 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[4]
C000181168 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[4]
C000181168 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[4]
C000181168 [Member] | Other includes securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[4]
C000181169 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[5]
C000181169 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[5]
C000181169 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%	[5]
C000181169 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%	[5]
C000181169 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[5]
C000181169 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[5]
C000181169 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[5]
C000181169 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[5]
C000181169 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[5]
C000181169 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[5]
C000181169 [Member] | Other includes securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[5]
C000181170 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[6]
C000181170 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[6]
C000181170 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%	[6]
C000181170 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%	[6]
C000181170 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[6]
C000181170 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[6]
C000181170 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[6]
C000181170 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[6]
C000181170 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[6]
C000181170 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[6]
C000181170 [Member] | Other includes securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[6]
C000181174 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[7]
C000181174 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[7]
C000181174 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	95.00%	[7]
C000181173 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[8]
C000181173 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[8]
C000181173 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	95.00%	[8]
C000181187 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[9]
C000181187 [Member] | Credit Card [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[9]
C000181187 [Member] | Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%	[9]
C000181187 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%	[9]
C000181187 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[9]
C000181187 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%	[9]
C000181187 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[9]
C000181187 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[9]
C000181187 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[9]
C000181187 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[9]
C000181187 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[9]
C000181187 [Member] | Automobiles Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[9]
C000181187 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[9]
C000181188 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[10]
C000181188 [Member] | Credit Card [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[10]
C000181188 [Member] | Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%	[10]
C000181188 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%	[10]
C000181188 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[10]
C000181188 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%	[10]
C000181188 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[10]
C000181188 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[10]
C000181188 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[10]
C000181188 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[10]
C000181188 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[10]
C000181188 [Member] | Automobiles Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[10]
C000181188 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[10]
C000181189 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[11]
C000181189 [Member] | Credit Card [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[11]
C000181189 [Member] | Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%	[11]
C000181189 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%	[11]
C000181189 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[11]
C000181189 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%	[11]
C000181189 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[11]
C000181189 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[11]
C000181189 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[11]
C000181189 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[11]
C000181189 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[11]
C000181189 [Member] | Automobiles Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[11]
C000181189 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[11]
C000181193 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[12]
C000181193 [Member] | Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%	[12]
C000181193 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[12]
C000181193 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%	[12]
C000181192 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[13]
C000181192 [Member] | Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%	[13]
C000181192 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[13]
C000181192 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%	[13]
C000203236 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[14]
C000203236 [Member] | Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%	[14]
C000203236 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[14]
C000203236 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%	[14]
C000181196 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[15]
C000181196 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[15]
C000181196 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[15]
C000181196 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[15]
C000181196 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[15]
C000181196 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[15]
C000181196 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[15]
C000181196 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[15]
C000181196 [Member] | Other includes securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[15]
C000181197 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[16]
C000181197 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[16]
C000181197 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[16]
C000181197 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[16]
C000181197 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[16]
C000181197 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[16]
C000181197 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[16]
C000181197 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[16]
C000181197 [Member] | Other includes securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[16]
C000181198 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[17]
C000181198 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[17]
C000181198 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[17]
C000181198 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[17]
C000181198 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[17]
C000181198 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[17]
C000181198 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[17]
C000181198 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[17]
C000181198 [Member] | Other includes securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[17]
C000181199 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[18]
C000181199 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[18]
C000181199 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[18]
C000181199 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[18]
C000181199 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[18]
C000181199 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[18]
C000181199 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[18]
C000181199 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[18]
C000181199 [Member] | Other includes securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[18]
C000181212 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[19]
C000181212 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[19]
C000181212 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[19]
C000181212 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[19]
C000181212 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	49.00%	[19]
C000181212 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[19]
C000181212 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[19]
C000181212 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[19]
C000181212 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[19]
C000181211 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[20]
C000181211 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[20]
C000181211 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[20]
C000181211 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[20]
C000181211 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	49.00%	[20]
C000181211 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[20]
C000181211 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[20]
C000181211 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[20]
C000181211 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[20]
C000181209 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[21]
C000181209 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[21]
C000181209 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[21]
C000181209 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[21]
C000181209 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	49.00%	[21]
C000181209 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[21]
C000181209 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[21]
C000181209 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[21]
C000181209 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[21]
C000181219 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[22]
C000181219 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[22]
C000181219 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[22]
C000181219 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[22]
C000181219 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[22]
C000181219 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[22]
C000181219 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[22]
C000181219 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[22]
C000181219 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[22]
C000181220 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[23]
C000181220 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[23]
C000181220 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[23]
C000181220 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[23]
C000181220 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[23]
C000181220 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[23]
C000181220 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[23]
C000181220 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[23]
C000181220 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[23]
C000181221 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[24]
C000181221 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[24]
C000181221 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[24]
C000181221 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[24]
C000181221 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[24]
C000181221 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[24]
C000181221 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[24]
C000181221 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[24]
C000181221 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[24]
C000224214 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[25]
C000224214 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[25]
C000224214 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[25]
C000224214 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[25]
C000224214 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[25]
C000224214 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[25]
C000224214 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[25]
C000181225 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[26]
C000181225 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[26]
C000181225 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[26]
C000181225 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[26]
C000181225 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[26]
C000181225 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[26]
C000181225 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[26]
C000181224 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[27]
C000181224 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[27]
C000181224 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[27]
C000181224 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[27]
C000181224 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[27]
C000181224 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[27]
C000181224 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[27]
C000181226 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[28]
C000181226 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[28]
C000181226 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[28]
C000181226 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[28]
C000181226 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[28]
C000181226 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[28]
C000181226 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[28]
C000181226 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[28]
C000181226 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[28]
C000181228 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[29]
C000181228 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[29]
C000181228 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[29]
C000181228 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[29]
C000181228 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[29]
C000181228 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[29]
C000181228 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[29]
C000181228 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[29]
C000181228 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[29]
C000211610 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[30]
C000211610 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[30]
C000211610 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[30]
C000211610 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[30]
C000211610 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[30]
C000211610 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[30]
C000211610 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[30]
C000211610 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[30]
C000211610 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[30]
C000181240 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[31]
C000181240 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[31]
C000181240 [Member] | Credit Card [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[31]
C000181240 [Member] | Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[31]
C000181240 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.00%	[31]
C000181240 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[31]
C000181240 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[31]
C000181240 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[31]
C000181240 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[31]
C000181240 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[31]
C000181240 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[31]
C000181240 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[31]
C000181240 [Member] | Automobiles Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[31]
C000181239 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[32]
C000181239 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[32]
C000181239 [Member] | Credit Card [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[32]
C000181239 [Member] | Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[32]
C000181239 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.00%	[32]
C000181239 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[32]
C000181239 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[32]
C000181239 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[32]
C000181239 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[32]
C000181239 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[32]
C000181239 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[32]
C000181239 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[32]
C000181239 [Member] | Automobiles Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[32]
C000181238 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[33]
C000181238 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[33]
C000181238 [Member] | Credit Card [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[33]
C000181238 [Member] | Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[33]
C000181238 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.00%	[33]
C000181238 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[33]
C000181238 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[33]
C000181238 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[33]
C000181238 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[33]
C000181238 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[33]
C000181238 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[33]
C000181238 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[33]
C000181238 [Member] | Automobiles Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[33]
C000181247 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[34]
C000181247 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[34]
C000181247 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[34]
C000181247 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[34]
C000181247 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[34]
C000181247 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[34]
C000181247 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	90.00%	[34]
C000181247 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[34]
C000181247 [Member] | Chemicals [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[34]
C000181247 [Member] | Gaming Leisure [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[34]
C000181247 [Member] | Aerospace [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[34]
C000181247 [Member] | All other Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%	[34]
C000181247 [Member] | Other includes short term investment [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[34]
C000181247 [Member] | Service Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[34]
C000181248 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[35]
C000181248 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[35]
C000181248 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[35]
C000181248 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[35]
C000181248 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[35]
C000181248 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[35]
C000181248 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	90.00%	[35]
C000181248 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[35]
C000181248 [Member] | Chemicals [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[35]
C000181248 [Member] | Gaming Leisure [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[35]
C000181248 [Member] | Aerospace [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[35]
C000181248 [Member] | All other Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%	[35]
C000181248 [Member] | Other includes short term investment [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[35]
C000181248 [Member] | Service Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[35]
C000181249 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[36]
C000181249 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[36]
C000181249 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[36]
C000181249 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[36]
C000181249 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[36]
C000181249 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[36]
C000181249 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	90.00%	[36]
C000181249 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[36]
C000181249 [Member] | Chemicals [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[36]
C000181249 [Member] | Gaming Leisure [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[36]
C000181249 [Member] | Aerospace [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[36]
C000181249 [Member] | All other Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%	[36]
C000181249 [Member] | Other includes short term investment [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[36]
C000181249 [Member] | Service Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[36]
C000181250 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[37]
C000181250 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[37]
C000181250 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[37]
C000181250 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[37]
C000181250 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[37]
C000181250 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[37]
C000181250 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	90.00%	[37]
C000181250 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[37]
C000181250 [Member] | Chemicals [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[37]
C000181250 [Member] | Gaming Leisure [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[37]
C000181250 [Member] | Aerospace [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[37]
C000181250 [Member] | All other Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%	[37]
C000181250 [Member] | Other includes short term investment [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[37]
C000181250 [Member] | Service Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[37]

[1]	Percentage of total investments as of June 30, 2026.
[2]	Percentage of total investments as of June 30, 2026.
[3]	Percentage of total investments as of June 30, 2026.
[4]	Percentage of total investments as of June 30, 2026.
[5]	Percentage of total investments as of June 30, 2026.
[6]	Percentage of total investments as of June 30, 2026.
[7]	Percentage of total investments as of June 30, 2026.
[8]	Percentage of total investments as of June 30, 2026.
[9]	Percentage of total investments as of June 30, 2026.
[10]	Percentage of total investments as of June 30, 2026.
[11]	Percentage of total investments as of June 30, 2026.
[12]	Percentage of total investments as of June 30, 2026.
[13]	Percentage of total investments as of June 30, 2026.
[14]	Percentage of total investments as of June 30, 2026.
[15]	Percentage of total investments as of June 30, 2026.
[16]	Percentage of total investments as of June 30, 2026.
[17]	Percentage of total investments as of June 30, 2026.
[18]	Percentage of total investments as of June 30, 2026.
[19]	Percentage of total investments as of June 30, 2026.
[20]	Percentage of total investments as of June 30, 2026.
[21]	Percentage of total investments as of June 30, 2026.
[22]	Percentage of total investments as of June 30, 2026.
[23]	Percentage of total investments as of June 30, 2026.
[24]	Percentage of total investments as of June 30, 2026.
[25]	Percentage of total investments as of June 30, 2026.
[26]	Percentage of total investments as of June 30, 2026.
[27]	Percentage of total investments as of June 30, 2026.
[28]	Percentage of total investments as of June 30, 2026.
[29]	Percentage of total investments as of June 30, 2026.
[30]	Percentage of total investments as of June 30, 2026.
[31]	Percentage of total investments as of June 30, 2026.
[32]	Percentage of total investments as of June 30, 2026.
[33]	Percentage of total investments as of June 30, 2026.
[34]	Percentage of total investments as of June 30, 2026.
[35]	Percentage of total investments as of June 30, 2026.
[36]	Percentage of total investments as of June 30, 2026.
[37]	Percentage of total investments as of June 30, 2026.